Employee benefit plans	6 Months Ended
Sep. 30, 2020
Employee Benefit Plans [Abstract]
Employee benefit plans
12. Employee benefit plans:
Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.
Net periodic benefit cost
The net periodic benefit cost of the defined benefit plans of Japanese entities includes the following components.

	Millions of yen
	Six months ended September 30
	2019	2020
Service cost	¥6,057	¥3,361
Interest cost	906	893
Expected return on plan assets	(3,019)	(2,913)
Amortization of net actuarial losses	2,647	2,759
Amortization of prior service cost	(528)	(761)

Net periodic benefit cost	¥6,063	¥3,339

	Millions of yen
	Three months ended September 30
	2019	2020
Service cost	¥3,021	¥1,681
Interest cost	453	447
Expected return on plan assets	(1,510)	(1,457)
Amortization of net actuarial losses	1,323	1,379
Amortization of prior service cost	(264)	(381)

Net periodic benefit cost	¥3,023	¥1,669

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.